Convertible redeemable preferred shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 30, 2008 Series A Preferred Shares CNY	Dec. 31, 2006 Series A Preferred Shares CNY	Dec. 01, 2006 Series A Preferred Shares USD ($)	Aug. 31, 2008 Series B convertible redeemable preferred shares CNY	Aug. 08, 2008 Series B convertible redeemable preferred shares USD ($)	Nov. 30, 2009 Series C Preferred Shares CNY	Nov. 30, 2009 Series C-1 Preferred Shares CNY	Nov. 22, 2009 Series C-1 Preferred Shares USD ($)	Nov. 30, 2009 Series C-2 Preferred Shares CNY	Nov. 22, 2009 Series C-2 Preferred Shares USD ($)
Convertible redeemable preferred shares
Shares issued				81,612,930	54,488,000		102,073,860			16,249,870		104,999,650
Aggregate cash considerations				13,722	7,720		34,232			8,875		71,684
Issue price per share						$ 0.0184		$ 0.0490			$ 0.0800		$ 0.1000
Issuance costs	$ 958	5,802	27,815	172			278		274